Investments in associates (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Beginning Balance, Carrying amount	$ 42,430	$ 0
Acquisition of equity investment		60,590
Disposal		(12,280)
Company's share of net loss of associates	6,182	5,880
Ending Balance, Carrying amount	36,248	42,430
Dolly Varden [Member]
Disclosure of associates [line items]
Beginning Balance, Carrying amount	42,303	0
Acquisition of equity investment		60,439
Disposal		(12,280)
Company's share of net loss of associates	6,177	5,856
Ending Balance, Carrying amount	36,126	42,303
UMS [Member]
Disclosure of associates [line items]
Beginning Balance, Carrying amount	127	0
Acquisition of equity investment		151
Disposal		0
Company's share of net loss of associates	(5)	(24)
Ending Balance, Carrying amount	$ 122	$ 127